Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
QUARTERLY FINANCIAL DATA (UNAUDITED)

16.	QUARTERLY FINANCIAL DATA (UNAUDITED)
The following tables summarize quarterly financial data for the years ended December 31, 2014 and 2013 (in thousands, except per unit amounts) as retrospectively adjusted for the acquisitions of the Texas Crude Systems Business and the Houston and St. Charles Terminal Services Business. Net income per unit is only calculated after the Offering, as no units were outstanding prior to December 16, 2013.

	2014 Quarter Ended
	March 31 (a)	June 30 (a)	September 30 (b)	December 31 (b)
Operating revenues – related party	$29,489	$31,843	$33,666	$34,182
Operating income	4,239	6,035	5,845	3,004
Net income	4,520	6,157	5,658	2,872
Net income attributable to partners	10,482	12,200	17,543	19,056
Limited partners’ interest in net income	10,272	11,956	17,192	18,482
Net income per limited partner unit – basic:
Common units	0.18	0.21	0.30	0.32
Subordinated units	0.18	0.21	0.30	0.32
Net income per limited partner unit – diluted:
Common units	0.18	0.21	0.30	0.32
Subordinated units	0.18	0.21	0.30	0.32

	2013 Quarter Ended
	March 31 (a)	June 30 (a)	September 30 (a)	December 31 (a)
Operating revenues – related party	$29,993	$29,911	$32,012	$33,069
Operating income	6,945	4,986	6,078	5,829
Net income	6,773	3,528	5,946	6,268
Net income attributable to partners	n/a	n/a	n/a	2,041
Limited partners’ interest in net income	n/a	n/a	n/a	2,000
Net income per limited partner unit – basic and diluted:
Common units	n/a	n/a	n/a	0.03
Subordinated units	n/a	n/a	n/a	0.03

(a) Financial information has been retrospectively adjusted for the acquisitions of the Texas Crude Systems Business and the Houston and St. Charles Terminal Services Business.
(b) Financial information has been retrospectively adjusted for the acquisition of the Houston and St. Charles Terminal Services Business.

The following tables present our previously reported quarterly financial data giving effect to the acquisitions of the Texas Crude Systems Business and the Houston and St. Charles Terminal Services Business (in thousands):

	Previously Reported	Texas Crude Systems Business	Houston and St. Charles Terminal Services Business	Currently Reported
Quarter ended March 31, 2014:
Operating revenues – related party	$21,531	$7,958	$—	$29,489
Operating income (loss)	10,152	4,776	(10,689)	4,239
Net income (loss)	10,482	4,727	(10,689)	4,520

Quarter ended June 30, 2014:
Operating revenues – related party	23,660	8,183	—	31,843
Operating income (loss)	12,050	4,784	(10,799)	6,035
Net income (loss)	12,200	4,756	(10,799)	6,157

Quarter ended September 30, 2014:
Operating revenues – related party	33,666	—	—	33,666
Operating income (loss)	17,730	—	(11,885)	5,845
Net income (loss)	17,543	—	(11,885)	5,658

Quarter ended December 31, 2014:
Operating revenues – related party	34,182	—	—	34,182
Operating income (loss)	19,188	—	(16,184)	3,004
Net income (loss)	19,056	—	(16,184)	2,872

Quarter ended March 31, 2013:
Operating revenues – related party	23,478	6,515	—	29,993
Operating income (loss)	14,656	3,559	(11,270)	6,945
Net income (loss)	14,520	3,523	(11,270)	6,773

Quarter ended June 30, 2013:
Operating revenues – related party	22,865	7,046	—	29,911
Operating income (loss)	12,973	3,957	(11,944)	4,986
Net income (loss)	11,613	3,859	(11,944)	3,528

	Previously Reported	Texas Crude Systems Business	Houston and St. Charles Terminal Services Business	Currently Reported
Quarter ended September 30, 2013:
Operating revenues – related party	$23,600	$8,412	$—	$32,012
Operating income (loss)	11,997	5,105	(11,024)	6,078
Net income (loss)	11,924	5,046	(11,024)	5,946

Quarter ended December 31, 2013:
Operating revenues – related party	24,586	8,483	—	33,069
Operating income (loss)	11,601	5,481	(11,253)	5,829
Net income (loss)	12,094	5,427	(11,253)	6,268